Commitments and contingencies	12 Months Ended
Mar. 31, 2022
Commitments and contingencies
Commitments and contingencies
22	Commitments and contingencies

Contractual commitments

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”), with an annual fee of RMB2,600. Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The annual service fee was renewed to RMB3,500 (US$552) with a term of four years effective from November 2021.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”) for a term of 20 years, with an annual fee of RMB2,000. Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The annual service fee was renewed to RMB3,200 commencing in October 2013. With effect from April 2020, the annual service fee was increased to RMB3,600 (US$568).

As of March 31, 2022, the total future minimum payments under cooperation agreements are as follows:

	March 31, 2022
	RMB	US$
Fiscal years ending March 31,
2023	7,100	1,120
2024	7,100	1,120
2025	7,100	1,120
2026	5,933	936
2027	3,600	568
2028 and thereafter	9,300	1,467
Total payments	40,133	6,331